STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock Options And Warrants
STOCK OPTIONS AND WARRANTS

NOTE 9 - STOCK OPTIONS AND WARRANTS

Stock Options

In 2017, the Company’s shareholders approved the adoption of a stock and option award plan (the “2017 Plan”), under which shares were reserved for future issuance for Common Stock options, restricted stock awards and other equity awards. The 2017 Plan permits grants of equity awards to employees, directors, consultants and other independent contractors. The Company’s shareholders have approved a total reserve of 53,333 shares of Common Stock for issuance under the 2017 Plan.

In April 2019, the Company’s shareholders approved the adoption of a stock and option award plan (the “2019 Plan”), under which shares were reserved for future issuance for Common Stock options, restricted stock awards and other equity awards. The 2019 Plan permits grants of equity awards to employees, directors, consultants and other independent contractors. The Company’s shareholders originally approved a total reserve of 13,333 shares of Common Stock for issuance under the 2019 Plan. At each of the Company’s annual meeting of stockholders held in 2020 and 2021, the Company’s stockholders approved amendments to the 2019 Plan to increase the number of shares of Common Stock available for issuance thereunder by an aggregate of 81,334 shares of Common Stock such that, after such amendments, and prior to any grants, 94,667 shares of Common Stock were available for issuance.

On September 22, 2023, stockholders approved an amendment to the Company’s 2019 Plan to increase the number of shares of Company common stock authorized to be issued pursuant to the 2019 Plan by 80,000 shares from an aggregate of 94,667 shares to an aggregate of 174,667 shares.

During the three months ended September 30, 2023 and 2022, the Company issued stock options to purchase 3,300 and 600 shares of Common Stock at a weighted average exercise price of $8.50 and $36.25 per share respectively, and for the nine months ended September 30, 2023 and 2022, the Company issued stock options to purchase 16,000 and 22,800 shares of Common Stock at a weighted average exercise price of $10.00 and $57.50 per share respectively, to certain members of the Board of Directors, employees and consultants. The stock options allow the holders to purchase shares of Common Stock at prices between $8.50 and $187.50 per share. Options for the purchase of 4,000 and 20,933 shares of common stock expired as of September 30, 2023 and 2022, respectively. The following table summarizes all stock options as of September 30, 2023 (shares in thousands):

	2023
	Shares		Price (1)	Term (2)

Outstanding, at December 31, 2022	145		$72.25	3.3
Granted	16		-
Forfeited	(24)		-
Exercised	-		-

Outstanding, at September 30	137	(3)	69.75	3.7

Exercisable, at September 30	88	(4)	85.75	3.1

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the stock options expire.

(3)	As of September 30, 2023, the aggregate intrinsic value of stock options outstanding was $0.

(4)	As of September 30, 2023, the aggregate intrinsic value of exercisable stock options was $0.

For the nine months ended September 30, 2023, the valuation assumptions for stock options granted under the 2017 Plan and the 2019 Plan were estimated on the date of grant using the BSM option-pricing model with the following weighted-average assumptions:

September 30, 2023

Grant date closing price of Common Stock	$10.00
Expected term (years)	3.5
Risk-free interest rate	3.9%
Volatility	102%
Dividend yield	0%

Based on the assumptions set forth above, the weighted-average grant date fair value per share for stock options granted for the nine months ended September 30, 2023 was $10.

For the three months ended September 30, 2023 and 2022, the Company recognized approximately $0.4 million, respectively, and for the nine months ended September 30, 2023 and 2022, the Company recognized approximately $1.0 million and $1.6 million, respectively, of share-based compensation expense relating to the vesting of stock options. Unrecognized expense relating to these awards as of September 30, 2023 was approximately $2.0 million, which will be recognized over the weighted average remaining term of 3.7 years.

Warrants

The following table sets forth activity with respect to the Company’s warrants to purchase Common Stock for the nine months ended September 30, 2023 (shares in thousands):

	2023
	Shares		Price (1)	Term (2)

Outstanding, at December 31, 2022	145		$136.8	2.5
Grants of warrants:
Consultants for services	86	(3)
Private placement	453	(4)
Exercised	(187	)(5)
Forfeited	(2)
Outstanding, September 30	496	(6)	59.5	5.7

Exercisable, September 30	429	(7)	62.2	3.9

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the warrants expire.

(3)	In February 2023, the Company granted warrants to consultants in exchange for business development, product development and distribution. Warrants issued in February 2023 provide for the purchase of an aggregate of 84,000 shares of common stock at an exercise price of $22.75 and $15.25 per share with a fair value of approximately $1.3 million which will be recognized upon the achievement of performance metrics and milestones. In June 2023, the Company granted warrants to consultants in exchange for services. Warrants issued in June 2023 provide for the purchase of an aggregate of 1,500 shares of common stock at an exercise price of $10.25 per share at a fair value of approximately $0.1 million which will be recognized upon the achievement of performance metrics and milestones. In August 2023, the Company granted warrants to consultants in exchange for services. Warrants issued in August 2023 provide for the purchase of an aggregate of 900 shares of common stock at an exercise price of $8.50 per share at a fair value of approximately less than $0.1 million which will be recognized per the vesting schedule. For the nine months ended September 30, 2023, the Company recognized expense of $0.7 million.

(4)	In January 2023, the Company granted warrants in connection with a private placement consisting of pre-funded warrants to purchase up to an aggregate of 186,667 shares of common stock at an exercise price of $0.0001 per share, and warrants to purchase up to an aggregate of 266,667 shares of common stock at an exercise price of $30 per share with a fair value of approximately $14.5 million which was recognized as warrant liability at the time of issuance.

(5)	In March 2023, the Company issued an aggregate of 186,667 shares of common stock from the exercise of warrants previously issued in January 2023.

(6)	As of September 30, 2023, the aggregate intrinsic value of warrants outstanding was $0.

(7)	As of September 30, 2023, the aggregate intrinsic value of warrants exercisable was $0.

For the nine months ended September 30, 2023, the valuation assumptions for warrants issued were estimated on the measurement date using the BSM option-pricing model with the following weighted-average assumptions:

2023

Measurement date closing price of Common Stock (1)	$18.25
Contractual term (years) (2)	5.0
Risk-free interest rate	4.2%
Volatility	102%
Dividend yield	0%

(1)	Weighted average grant price.

(2)	The valuation of warrants is based on the expected term.

NOTE 10 - STOCK OPTIONS AND WARRANTS

Stock Options

In 2017, the Company’s shareholders approved the adoption of a stock and option award plan (the “2017 Plan”), under which shares were reserved for future issuance for Common Stock options, restricted stock awards and other equity awards. The 2017 Plan permits grants of equity awards to employees, directors, consultants and other independent contractors. The Company’s shareholders have approved a total reserve of 53,333 shares of Common Stock for issuance under the 2017 Plan.

In April 2019, the Company’s shareholders approved the adoption of a stock and option award plan (the “2019 Plan”), under which shares were reserved for future issuance for Common Stock options, restricted stock awards and other equity awards. The 2019 Plan permits grants of equity awards to employees, directors, consultants and other independent contractors. The Company’s shareholders originally approved a total reserve of 13,334 shares of Common Stock for issuance under the 2019 Plan. At each of the Company’s annual meeting of stockholders held in 2020 and 2021, the Company’s stockholders approved amendments to the 2019 Plan to increase the number of shares of Common Stock available for issuance thereunder by an aggregate of 81,333 shares of Common Stock such that, after such amendments, and prior to any grants, 94,667 shares of Common Stock were available for issuance.

During the years ended December 31, 2022 and 2021, the Company issued stock options to purchase 78,967 and 38,760 shares of Common Stock at a weighted average exercise price of $25.25 and $130.75 per share respectively, to certain members of the Board of Directors, employees and consultants. The stock options allow the holders to purchase shares of Common Stock at prices between $12.00 and $187.50 per share. Options for the purchase of 48,254 shares of Common Stock expired as of December 31, 2022. The following table summarizes all stock options as of December 31, 2022 and 2021 (shares in thousands):

	2022				2021
	Shares		Price(1)	Term(2)	Shares		Price(1)	Term(2)

Outstanding, beginning of year	114		$124.00	3.3	92		$121.00	1.3
Grants	79		25.25		39		130.75
Forfeited/cancelled	(48)		134.50		(9)		156.25
Exercised	-		-		(8	)(3)	41.25

Outstanding, at December 31	145	(4)	72.25	3.3	114	(4)	124.00	3.3

Exercisable, at December 31	90	(5)	75.50	3.4	76	(5)	113.25	2.7

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the stock options expire.

(3)	On the respective exercise dates as of December 31, 2021, the aggregate intrinsic value of shares of Common Stock issued upon exercise of stock options amounted to $0.6 million.

(4)	As of December 31, 2022 and 2021, the aggregate intrinsic value of stock options outstanding was $0.

(5)	As of December 31, 2022 and 2021, the aggregate intrinsic value of exercisable stock options was $0.

For the years ended December 31, 2022, and 2021, the valuation assumptions for stock options granted under the 2019 Plan were estimated on the date of grant using the BSM option-pricing model with the following weighted-average assumptions:

	2022	2021

Grant date closing price of common stock	$25.25	$130.75
Expected term (years)	3.5	3.5
Risk-free interest rate	3.4%	0.8%
Volatility	112%	141%
Dividend yield	0%	0%

Based on the assumptions set forth above, the weighted-average grant date fair value per share for stock options granted for the year ended December 31, 2022 and 2021 was $25.25 and $130.75, respectively.

For the years ended December 31, 2022 and 2021, the Company recognized approximately $2.4 million and $2.7 million, respectively, of share-based compensation expense relating to the vesting of stock options. Unrecognized expense relating to these awards as of December 31, 2022 was approximately $3.0 million, which will be recognized over the weighted average remaining term of 4.1 years as of December 31, 2022.

Warrants

The following table sets forth activity with respect to the Company’s warrants to purchase Common Stock for the years ended December 31, 2022 and 2021 (shares in thousands):

	2022				2021
	Shares		Price(1)	Term(2)	Shares		Price(1)	Term(2)

Outstanding, beginning of year	102		$186.00	3.1	78		$109.50	4.2
Grants of warrants:
Consultants for services	42	(3)	26.25		15		189.00
Acquisition of assets	-				9		189.00

Outstanding, December 31	144	(4)	$137.50	2.6	102	(4)	$186.00	3.1

Exercisable, December 31	124	(5)	$145.00	2.5	92	(5)	$185.50	3.1

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the warrants expire.

(3)	In February, 2022, the Company granted warrants to consultants in exchange for marketing, business development, investor relations and communication services. Warrants issued in February 2022 provide for the purchase of an aggregate of 3,200 shares of Common Stock and are exercisable at $81.75 per share. The aggregate fair value of the February warrants amounted to $0.1 million, which is being recognized over the period that the services are provided. In May, 2022, the Company granted warrants to consultants in exchange for marketing and business development services. Warrants issued in May 2022 provide for the purchase of an aggregate of 5,200 shares of Common Stock and are exercisable at $32.25 per share. The aggregate fair value of the May warrants amounted to $0.1 million, which is being recognized over the period that the services are provided. Warrants issued in December 2022 provide for the purchase of an aggregate of 34,000 shares of Common Stock and are exercisable at $12.00 per share. The aggregate fair value of the December warrants amounted to $0.2 million, which is being recognized over the period that the services are provided or according to the vesting schedule. For the year ended December 31, 2022, the Company recognized expense of $0.7 million.

(4)	As of December 31, 2022 and 2021, the aggregate intrinsic value of warrants outstanding was $0.

(5)	As of December 31, 2022 and 2021, the aggregate intrinsic value of warrants exercisable was $0.

For the year ended December 31, 2022, the valuation assumptions for warrants issued were estimated on the measurement date using the BSM option-pricing model with the following weighted-average assumptions:

	2022	2021

Measurement date closing price of Common Stock (1)	$19.75	$186.00
Contractual term (years) (2)	5.0	2.6
Risk-free interest rate	3.6%	0.3%
Volatility	102%	138%
Dividend yield	0%	0%

(1)	Weighted average grant price.

(2)	The valuation of warrants is based on the contractual term of the warrant rather than the expected term.